Consolidated statements of comprehensive income (loss) - CAD ($)	3 Months Ended		6 Months Ended
	Feb. 29, 2024	Feb. 28, 2023	Feb. 29, 2024	Feb. 28, 2023
Consolidated statements of comprehensive income (loss)
Revenues [note 19]	$ 728,611	$ 831,195	$ 1,715,003	$ 2,230,955
Cost of sales [note 4]	508,528	781,871	1,059,392	2,077,355
Gross profit	220,083	49,324	655,611	153,600
Expenses
Research and development	334,731	633,557	1,319,237	4,320,754
Office salaries and benefits	1,044,772	985,453	1,905,226	1,825,185
Selling and marketing expenses	611,492	498,503	1,400,824	1,140,581
Professional fees	513,555	719,634	1,606,407	1,580,219
Office and general	707,379	686,836	1,460,374	1,397,251
Share-based compensation [note 18]	72,019	110,288	146,352	423,167
Depreciation and amortization	210,942	124,099	414,151	215,843
Net finance expense (income) [note 20]	861,776	3,084,250	(4,362,403)	2,938,590
Goodwill impairment loss [note 9]	4,274,000		4,274,000
Other expense (income)	36,735	(74,881)	(29,509)	(193,133)
Operating expense	8,667,401	6,767,739	8,134,659	13,648,457
Loss before taxes	(8,447,318)	(6,718,415)	(7,479,048)	(13,494,857)
Income taxes
Current tax expense	47,642	20,000	65,438	30,000
Deferred tax recovery	(87,811)	(37,137)	(162,466)	(37,137)
Total income tax expense (recovery)	(40,169)	(17,137)	(97,028)	(7,137)
Net loss for the period	(8,407,149)	(6,701,278)	(7,382,020)	(13,487,720)
Items of comprehensive income that will be subsequently reclassified to earnings:
Foreign currency translation differences for foreign operations, net of tax	(7,439)	773	21,081	356,835
Other comprehensive income (loss), net of tax	(7,439)	773	21,081	356,835
Total comprehensive loss for the period, net of tax	$ (8,414,588)	$ (6,700,505)	$ (7,360,939)	$ (13,130,885)
Weighted average Voting Common Shares outstanding, Basic	11,701,400	8,726,591	11,619,671	8,577,507
Weighted average Voting Common Shares outstanding, Diluted	11,701,400	8,726,591	11,619,671	8,577,507
Basic loss per share	$ (0.72)	$ (0.77)	$ (0.63)	$ (1.57)
Diluted loss per share	$ (0.72)	$ (0.77)	$ (0.63)	$ (1.57)